Revenues and Cost of Revenues (Details) - Schedule of Revenues and Cost of Revenues - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Revenues and Cost of Revenues [Abstract]
Revenues	$ 1,972		$ 1,347
Cost of goods sold	1,267		322
Gross profit	$ 705		$ 1,025